Investments - Summarized Financial Information of Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheets
Total Current Assets	$ 12,221		$ 5,664	$ 7,815
Total Current Liabilities	14,632		8,168	4,322
Statements of operations
Net (loss) income	$ (18,840)	$ 964	(30,984)	(32,785)
The Fund
Balance Sheets
Total Current Assets			58,022	60,062
Total Current Liabilities			107	184
Partner's capital			57,915	59,878
Statements of operations
Interest income			320	118
Total operating expenses			1,029	1,005
Net investment loss			(709)	(887)
AeroFlexx, LLC
Balance Sheets
Total Current Assets			874	3,827
Non-current assets			9,906	7,872
Total Current Liabilities			5,036	579
Non-current liabilities			2,995	2,685
Member's equity			2,749	8,435
Statements of operations
Revenue			16	44
Gross loss			1	(146)
Net (loss) income			$ (8,221)	$ (6,244)